Performance Management - BNY Mellon Innovators ETF	Jun. 28, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Since the fund does not have a full calendar year of operations, past performance information for the fund is not presented in this prospectus.  Once the fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the fund by showing the variability of the fund's returns based on net assets and comparing the fund's performance to a broad based securities index. Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year.  Comparison of fund performance to an appropriate index indicates how the fund's average annual returns compare with those of a broad measure of market performance.  The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance information is available at www.im.bnymellon.com.

Performance Information Illustrates Variability of Returns [Text]	Once the fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the fund by showing the variability of the fund's returns based on net assets and comparing the fund's performance to a broad based securities index.
Performance One Year or Less [Text]	Since the fund does not have a full calendar year of operations, past performance information for the fund is not presented in this prospectus.
Performance Availability Website Address [Text]	www.im.bnymellon.com